Share-Based Compensation (Summary Of Restricted Stock Activity) (Details) - Restricted Stock Award And Restricted Stock Unit [Member] shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at beginning of year, Shares | shares	187
Granted, Shares | shares	217
Vested, Shares | shares	(404)
Non-vested at end of year, Shares | shares
Non-vested at beginning of year, Weighted-Average Grant-Date Fair Value | $ / shares	$ 0.33
Granted, Weighted Average Grant Date Fair Value | $ / shares	1.34
Vested, Weighted Average Grant Date Fair Value | $ / shares	0.87
Non-vested at end of year, Weighted-Average Grant-Date Fair Value | $ / shares